Trade accounts payable (Tables)	3 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables [text block]

	03/31/2026	12/31/2025
In local currency
Third party (1)	4,168,644	4,065,115
Related party (Note 15.1) (2)	1,763	681
In foreign currency
Third party	810,849	1,075,590
	4,981,256	5,141,386
(1)Within the balance of suppliers, there are values under supplier finance arrangement that were subject to anticipation with financial institutions at the exclusive option of certain suppliers, without changing the originally defined purchase conditions (payment terms and negotiated prices). The balance related to such operations on March 31, 2026 was R$347,271 (R$438,830 at December 31, 2025).
(2)The balance refers mainly to transactions with Ibema Companhia Brasileira de Papel.